Intangible Assets - Changes in Carrying Value of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,205	$ 9,143	$ 8,927
Goodwill acquired	217	57	208
Other	(33)	5	8
Goodwill, Ending Balance	9,389	9,205	9,143
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,605			1,605
Goodwill acquired	43
Goodwill, Ending Balance	1,648		1,605	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,514			3,514
Goodwill acquired	166
Goodwill, Ending Balance	3,680		3,514	3,514
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,565	1,528	1,463
Goodwill acquired	8	37	65
Other	(3)
Goodwill, Ending Balance	1,570	1,565	1,528
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,521	2,496	2,345
Goodwill acquired		20	143
Other	(30)	5	8
Goodwill, Ending Balance	$ 2,491	$ 2,521	$ 2,496